Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 226,740	$ 194,804	$ 183,615
Gross profit	100,300	88,598	82,811
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	25,787	22,852	16,077
Depreciation and amortisation expense	10,425	9,834	10,608
Non-cash items other than depreciation and amortization	1,738	1,613	1,494
Equity in earnings (loss) of associated companies and joint ventures	386	88	(281)
Total assets	277,995	271,567	263,066
Investments in associate companies and joint ventures	8,452	7,494	7,623
Total liabilities	146,119	143,995	140,609
Capital expenditures, net	19,665	13,865	10,354
Operating Segments
Disclosure of operating segments [line items]
Revenues	226,740	194,804	183,615
Eliminations
Disclosure of operating segments [line items]
Revenues	6,489	5,428	5,016
Mexico and Central America
Disclosure of operating segments [line items]
Gross profit	62,035	57,366	52,906
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	15,797	15,792	14,751
Depreciation and amortisation expense	6,424	5,988	6,471
Non-cash items other than depreciation and amortization	957	1,052	979
Equity in earnings (loss) of associated companies and joint ventures	417	141	(95)
Total assets	172,711	170,543	165,887
Investments in associate companies and joint ventures	6,925	5,991	5,804
Total liabilities	113,554	115,738	113,727
Capital expenditures, net	11,759	9,800	6,764
Mexico and Central America | Operating Segments
Disclosure of operating segments [line items]
Revenues	131,002	115,794	106,783
Mexico and Central America | Eliminations
Disclosure of operating segments [line items]
Revenues	6,487	5,415	4,998
South America
Disclosure of operating segments [line items]
Gross profit	38,265	31,232	29,905
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	9,990	7,060	1,326
Depreciation and amortisation expense	4,001	3,846	4,137
Non-cash items other than depreciation and amortization	781	561	515
Equity in earnings (loss) of associated companies and joint ventures	(31)	(53)	(186)
Total assets	105,284	101,024	97,179
Investments in associate companies and joint ventures	1,527	1,503	1,819
Total liabilities	32,565	28,257	26,882
Capital expenditures, net	7,906	4,064	3,590
South America | Operating Segments
Disclosure of operating segments [line items]
Revenues	95,738	79,010	76,832
South America | Eliminations
Disclosure of operating segments [line items]
Revenues	$ 2	$ 13	$ 18